Document And Entity Information	Jan. 15, 2025
Document Information [Line Items]
Entity, Registrant Name	Universal Biosensors, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 15, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-52607
Entity, Tax Identification Number	98-0424072
Entity, Address, Address Line One	1 Corporate Avenue
Entity, Address, City or Town	Rowville
Entity, Address, Postal Zip Code	3178
Entity, Address, Address Line Two	Victoria
Entity, Address, Country	AU
City Area Code	61
Local Phone Number	3 9213 9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001279695